                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07263

Morgan Stanley Hawaii Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                    10020
  (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Stockholders

Morgan Stanley Hawaii Municipal Trust

Letter to the Shareholders May 31, 2003

Dear Shareholder:

During the six-month period ended May 31, 2003, U.S. economic growth was positive but below potential. The pattern of the recovery remained uneven with a number of indicators fluctuating between strength and weakness. The relatively brief military conflict in Iraq and the ongoing war against terrorism cast a shadow over the economy and the financial markets. A sluggish economy and uncertain geopolitical outlook favored bonds and led to record low interest rates.

Throughout the period, consumer spending was the best-performing economic sector of the economy. Mortgage refinancing and low auto loan rates helped keep Americans buying. However, concern about Iraq dominated investor sentiment and consumer confidence waned earlier this year. Confidence was also shaken when unemployment reached an eight-year high. To guard against further downside risks, in early November the Federal Reserve Board lowered the federal funds rate from 1.75 to 1.25 percent. This move marked the first change by the central bank in almost a year. A quick resolution of the Iraqi conflict seemed to prompt the financial markets to focus on the economy. In an effort to stimulate growth, President Bush signed the $350 billion Jobs and Growth Tax Relief Reconciliation Act of 2003 in May. Tax reductions originally scheduled to be phased in through 2006 were accelerated. In June, the Federal Reserve again lowered the federal funds rate by 25 basis points to 1.00 percent.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index continued to trend lower over the six-month period ended May 31, 2003. The yield declined from a high of 4.99 percent in January 2003, to a low of 4.44 percent in May. Throughout the period, the municipal yield curve steepened. The pickup along the yield curve for extending maturities from one to 30 years was 344 basis points on May 31, 2003.

The ratio of municipal yields as a percentage of U.S. Treasury yields gauges the relative value of municipals. In five of the past six months 30-year insured municipal bond yielded more than 30-year Treasuries. This ratio signaled the relative attractiveness of municipals to Treasuries.

Long-term municipal volume increased to a record $357 billion in 2002 as state and local governments took advantage of lower interest rates to meet their cash flow needs and refinance outstanding debt. In the first five months of 2003, new-issue volume was ahead 14 percent to $146 billion. This pace is expected to continue throughout the year as budgetary pressures force states and municipalities to borrow.

Performance

During the six-month period ended May 31, 2003, the net asset value (NAV) of Morgan Stanley Hawaii Municipal Trust increased from $10.33 to $10.75 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.21 per share, the Fund's total return was 6.18 percent. Over the same

Morgan Stanley Hawaii Municipal Trust

Letter to the Shareholders May 31, 2003 continued

period the Lehman Brothers Municipal Bond Index1 and the Lipper Hawaii Municipal Debt Funds Index2 posted total returns of 6.46 percent and 5.75 percent, respectively. The total return figures assume the reinvestment of all distributions. Past performance is no guarantee of future results.

Portfolio Structure

The Fund's net assets of $13 million were diversified among 12 long-term sectors and 24 separate issuers. Three essential service sectors: general obligation, transportation and water and sewer accounted for 47 percent of net assets.

In January 2003, the Fund sold 10-year U.S. Treasury futures to hedge against potential changes in interest rates. This reduced the Fund's duration (a measure of sensitivity to interest-rate changes) at the end of May 2003 from 7.6 to 6.4 years. The portfolio's long-term holdings had an average maturity of 17 years. A high-grade orientation was maintained with 85 percent of the bonds rated AA or AAA, as measured by Standard & Poor's or Moody's Investors Service. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional redemption provisions by year of call and respective cost (book) yields are also charted.

We appreciate your ongoing support of Morgan Stanley Hawaii Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,

Charles A. Fiumefreddo Chairman of the Board	Mitchell M. Merin President

[1]	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
[2]	The Lipper Hawaii Municipal Debt Funds Average tracks the performance of all funds in the Lipper Hawaii Municipal Debt Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.

Morgan Stanley Hawaii Municipal Trust

Letter to the Shareholders May 31, 2003 continued

Morgan Stanley Hawaii Municipal Trust

Letter to the Shareholders May 31, 2003 continued

Morgan Stanley Hawaii Municipal Trust

Fund Performance May 31, 2003

Average Annual Total Returns

Period Ended May 31, 2003

1 Year	9.83	% (1)	6.54	% (2)
5 Years	5.66	% (1)	5.01	% (2)
Since Inception (06/16/95)	6.16	% (1)	5.75	% (2)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Hawaii Municipal Trust

Portfolio of Investments May 31, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Hawaii Tax-Exempt Municipal Bonds* (94.0%)
	General Obligation (27.3%)
	Hawaii,
$500	Ser 2002 CY (FSA)	5.75%	02/01/15	$609,140
500	Ser 2001 CV (FGIC)	5.375	08/01/18	564,185
	Hawaii County,
300	Ser 1999 A (FSA)	5.50	05/15/17	343,608
150	Ser 2001 A (FGIC)	5.00	07/15/19	161,751
500	Honolulu City & County, Ser 2001 A (FSA)	5.125	09/01/21	538,585
	Maui County,
400	Ser 2002 B (MBIA)	5.375	09/01/13	468,724
300	Ser 2002 A (MBIA)	5.25	03/01/18	334,956
200	Ser 2001 A	5.00	03/01/21	212,628
300	Puerto Rico, Public Impr Refg Ser 2001 A (MBIA)	5.50	07/01/21	359,250
3,150				3,592,827
	Educational Facilities Revenue (6.9%)
500	University of Hawaii, Refg Ser 2001 B (FSA)	5.25	10/01/17	560,680
300	University of Puerto Rico, Ser O (MBIA)	5.75	06/01/19	351,141
800				911,821
	Electric Revenue (3.6%)
	Puerto Rico Electric Power Authority,
300	Power Ser DD (FSA)	4.50	07/01/19	311,229
150	Power Ser X	5.50	07/01/25	158,505
450				469,734
	Hospital Revenue (6.3%)
	Hawaii Department of Budget & Finance,
200	Kapiolani Health Care Ser 1996	6.25	07/01/21	209,178
100	Queens Health 1996 Ser A	5.875	07/01/11	108,285
500	Wilcox Memorial Hospital Ser 1998	5.35	07/01/18	509,565
800				827,028
	Industrial Development/Pollution Control Revenue (6.8%)
	Hawaii Department of Budget & Finance,
500	Hawaiian Electric Co Ser 1999 B (AMT) (Ambac)	5.75	12/01/18	568,615
100	Hawaiian Electric Co Ser 1995 A (AMT) (MBIA)	6.60	01/01/25	107,409
200	Hawaiian Electric Co Ser 1996 A (AMT) (MBIA)	6.20	05/01/26	222,684
800				898,708
	Mortgage Revenue – Multi-Family (8.9%)
125	Hawaii Housing Finance & Development Corporation, University of Hawaii Faculty Ser 1995 (Ambac)	5.65	10/01/16	137,307
500	Honolulu City & County, Smith-Beretania FHA Insured Ser 2002 A	5.45	01/01/25	509,370
500	Honolulu, Waipahu Towers GNMA Collateralized 1995 Ser A (AMT)	6.90	06/20/35	525,850
1,125				1,172,527

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Portfolio of Investments May 31, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Mortgage Revenue – Single Family (2.4%)
$300	Hawaii Housing Finance & Development Corporation, Purchase 1994 Ser B (MBIA)	5.90%	07/01/27	$309,744
	Public Facilities Revenue (2.1%)
250	Hawaii, Kapolei State Office Building 1998 Ser A COPs (Ambac)	5.00	05/01/18	270,840
	Transportation Facilities Revenue (13.9%)
	Hawaii,
200	Airports Refg Ser 2001 (AMT) (FGIC)	5.25	07/01/21	210,480
200	Harbor Ser 1997 (AMT) (MBIA)	5.75	07/01/17	225,448
500	Highway Ser 2000 (FSA)	5.375	07/01/18	563,945
300	Highway Ser 2001 (FSA)	5.375	07/01/20	334,095
500	Puerto Rico Highway & Transportation Authority, Ser 1998 A#	4.75	07/01/38	489,115
1,700				1,823,083
	Water & Sewer Revenue (6.3%)
300	Honolulu Board of Water Supply, Ser 2001 (FSA)	5.125	07/01/21	323,022
	Honolulu City and County,
200	Wastewater Jr Ser 1998 (FGIC)	5.25	07/01/17	223,962
250	Wastewater Sr Ser 2001 (Ambac)	5.50	07/01/18	285,433
750				832,417
	Other Revenue (2.4%)
300	Hawaiian Department of Home Lands, Refg Ser 1999	4.45	07/01/11	319,098
	Refunded (7.1%)
300	Kauai County, Ser 2000 A (FGIC)	6.25	08/01/10†	370,746
500	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.375	10/01/24	557,370
800				928,116

$11,225	Total Hawaii Tax-Exempt Municipal Bonds (Cost $11,345,283) (a) (b)	94.0%	12,355,943
	Other Assets in Excess of Liabilities	6.0	783,540
	Net Assets	100.0%	$13,139,483

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
*	Puerto Rico issues represent 17% of net assets.
†	Prerefunded to call date shown.
#	A portion of this security has been physically segregated in connection with open futures contracts.
(a)	Securities have been designated as collateral in an amount equal to $2,414,987 in connection with open futures contracts.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized appreciation is $1,010,660.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Portfolio of Investments May 31, 2003 (unaudited) continued

Futures Contracts Open at May 31, 2003:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
25	Short	U.S. Treasury Note 10 Yr June/2003	$(2,904,102)	$(72,561)

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $11,345,283)	$12,355,943
Cash	557,822
Receivable for:
Interest	212,450
Shares of beneficial interest sold	9,144
Variation margin on futures contracts	391
Receivable from affiliate	19,708
Prepaid expenses	16,720
Total Assets	13,172,178
Liabilities:
Payable for:
Dividends to shareholders	2,876
Distribution fee	2,216
Accrued expenses	27,603
Total Liabilities	32,695
Net Assets	$13,139,483
Composition of Net Assets:
Paid-in-capital	$12,312,153
Net unrealized appreciation	938,099
Accumulated undistributed net investment income	1,671
Accumulated net realized loss	(112,440)
Net Assets	$13,139,483
Net Asset Value Per Share, 1,222,344 shares outstanding (unlimited shares authorized of $.01 par value)	$10.75
Maximum Offering Price Per Share, (net asset value plus 3.09% of net asset value)	$11.08

Statement of Operations

For the six months ended May 31, 2003 (unaudited)

Net Investment Income:
Interest Income	$296,348
Expenses
Investment management fee	22,627
Professional fees	21,585
Shareholder reports and notices	18,167
Distribution fee	12,444
Trustees' fees and expenses	6,700
Transfer agent fees and expenses	2,037
Custodian fees	448
Other	4,579
Total Expenses	88,587
Less: amounts waived/reimbursed	(52,538)
Less: expense offset	(448)
Net Expenses	35,601
Net Investment Income	260,747
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	7,404
Futures contracts	(78,716)
Net Realized Loss	(71,312)
Net Change in Unrealized Appreciation/ Depreciation on:
Investments	652,763
Futures contracts	(72,561)
Net Appreciation	580,202
Net Gain	508,890
Net Increase	$769,637

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MAY 31, 2003	FOR THE YEAR ENDED NOVEMBER 30, 2002
	(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$260,747	$469,652
Net realized gain (loss)	(71,312)	33,352
Net change in unrealized appreciation	580,202	138,031
Net Increase	769,637	641,035
Dividends to shareholders from net investment income	(260,606)	(468,484)
Net increase from transactions in shares of beneficial interest	120,738	1,851,886
Net Increase	629,769	2,024,437
Net Assets:
Beginning of period	12,509,714	10,485,277
End of Period (Including accumulated undistributed net investment income of $1,671 and $1,530, respectively)	$13,139,483	$12,509,714

See Notes to Financial Statements

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements May 31, 2003 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Hawaii Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from both federal and State of Hawaii income taxes consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on March 14, 1995 and commenced operations on June 16, 1995.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract,

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements May 31, 2003 (unaudited) continued

the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.35% to the Fund's daily net assets.

For the six months ended May 31, 2003 and through December 31, 2003, the Investment Manager has agreed to assume all operating expenses to the extent that such expenses on an annualized basis exceed 0.55% of the daily net assets of the Fund. At May 31, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements May 31, 2003 (unaudited) continued

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.20% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 2003, the distribution fee was accrued at the annual rate of 0.19%.

The Distributor has informed the Fund that for the six months ended May 31, 2003, it received approximately $79,100 in commissions from the sale of shares of the Fund's beneficial interest. Such commissions are deducted from the proceeds of the sales of the Fund's shares and are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2003 aggregated $1,062,445 and $110,727, respectively. Included in the aforementioned transactions are purchases of $527,120 with other Morgan Stanley Funds.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

At November 30, 2002, the Fund had a net capital loss carryover of approximately $41,000 which will be available through November 30, 2008 to offset future capital gains to the extent provided by regulations.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MAY 31, 2003		FOR THE YEAR ENDED NOVEMBER 30, 2002
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	130,280	$1,368,017	412,371	$4,272,006
Reinvestment of dividends	10,296	108,762	18,464	189,521
	140,576	1,476,779	430,835	4,461,527
Redeemed	(128,889)	(1,356,041)	(251,032)	(2,609,641)
Net increase	11,687	$120,738	179,803	$1,851,886

Morgan Stanley Hawaii Municipal Trust

Notes to Financial Statements May 31, 2003 (unaudited) continued

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At May 31, 2003, the Fund did not hold positions in residual interest bonds.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At May 31, 2003, the Fund had outstanding futures contracts.

Morgan Stanley Hawaii Municipal Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MAY 31, 2003		FOR THE YEAR ENDED NOVEMBER 30
			2002	2001	2000	1999	1998
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$10.33		$10.17	$9.78	$9.47	$10.41	$10.12
Income (loss) from investments operations:
Net investment income	0.21		0.43	0.44	0.45	0.46	0.49
Net realized and unrealized gain (loss)	0.42		0.16	0.39	0.31	(0.88)	0.29
Total income (loss) from investment operations	0.63		0.59	0.83	0.76	(0.42)	0.78
Less dividends and distributions from:
Net investment income	(0.21)		(0.43)	(0.44)	(0.45)	(0.46)	(0.49)
Net realized gain	—		—	—	—	(0.06)	—
Total dividends and distributions	(0.21)		(0.43)	(0.44)	(0.45)	(0.52)	(0.49)
Net asset value, end of period	$10.75		$10.33	$10.17	$9.78	$9.47	$10.41
Total Return†	6.18	% (1)	5.92%	8.62%	8.26%	(4.20)%	7.87%
Ratios to Average Net Assets(3):
Expenses	0.56	% (2)	0.56%	0.56%	0.56%	0.52%	0.20%
Net investment income	4.03	% (2)	4.20%	4.33%	4.70%	4.54%	4.72%
Supplemental Data:
Net assets, end of period, in thousands	$13,139		$12,510	$10,485	$7,198	$7,257	$6,998
Portfolio turnover rate	1	% (1)	13%	12%	19%	18%	26%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	If the Investment Manager had not assumed expenses and waived its investment management fee, the expense and net investment income ratios would have been as follows, which do not reflect the effect of expense offsets as follows:

PERIOD ENDED:	EXPENSE RATIO	NET INVESTMENT INCOME RATIO	EXPENSE OFFSET
May 31, 2003	1.37%	3.22%	0.01%
November 30, 2002	1.60	3.16	0.01
November 30, 2001	1.85	3.04	0.01
November 30, 2000	2.37	2.89	0.01
November 30, 1999	2.45	2.61	0.01
November 30, 1998	2.42	2.50	0.01

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center – Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

Morgan Stanley

37876RPT-11548G03-AP-7/03

Morgan Stanley

Morgan Stanley Hawaii Municipal Trust

Semiannual Report
May 31, 2003

Item 9 - Controls and Procedures

     The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Hawaii Municipal Trust

Ronald E. Robison
Principal Executive Officer
July 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

     1. I have reviewed this report on Form N-CSR of Morgan Stanley Hawaii
Municipal Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

          c)   presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date: July 22, 2003

                                      Ronald E. Robison

                                      Principal Executive Officer

                                                                      EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

     1. I have reviewed this report on Form N-CSR of Morgan Stanley Hawaii
Municipal Trust;

     2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

     4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

          (i)  designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

         (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

     5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

     6.   The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

     Date: July 22, 2003

                                           Francis Smith

                                           Principal Financial Officer

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Hawaii Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 22, 2003                          Ronald E. Robison
                                             Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Hawaii Municipal Trust and will be retained by Morgan
Stanley Hawaii Municipal Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Hawaii Municipal Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 22, 2003                                Francis Smith
                                                   Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Hawaii Municipal Trust and will be retained by Morgan
Stanley Hawaii Municipal Trust and furnished to the Securities and Exchange
Commission or its staff upon request.